Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets

Note 4 - Intangible Assets

On June 18, 2024, the Company entered into a License Agreement with NovoDX Corporation, a related party, to license the NovoDX’s GoldNTM Ebola Rapid Diagnostic Test to market and sell the Licensed Product within the commercial field, which was Amended and Restated on July 22, 2024. In consideration for the License, the Company issued 3,000,000 shares of its restricted common stock to NovoDX. The shares were issued at $1.00 per share, the same price as the private placement offering and are being amortized over a 10-year period. During the year ended December 31, 2025, the Company identified impairment indicators and recorded a full impairment charge to write down the carrying amount of the licensed intellectual property to zero.

As of June 30, 2026 the Company had no remaining intangible asset balance.

As of December 31, 2025 the Company had the following intangible asset balances:

	Estimated useful life	Gross carrying amount	Accumulated amortization	Impairment Loss	Net carrying amount
Intellectual property - license	10 years	$3,000,000	$(450,000)	$(2,550,000)	$-
Total intangibles		$3,000,000	$(450,000)	$(2,550,000)	$-

Amortization expense was $0 and $150,000 for the six months ended June 30, 2026 and 2025, respectively.

Note 4 - Intangible assets

On June 18, 2024, the Company entered into a License Agreement with NovoDX Corporation, a related party, to license the NovoDX’s GoldNTM Ebola Rapid Diagnostic Test to market and sell the Licensed Product within the commercial field, which was Amended and Restated on July 22, 2024. In consideration for the License, the Company issued 3,000,000 shares of its restricted common stock to NovoDX. The shares were issued at $1.00 per share, the same price as the private placement offering and are being amortized over a 10-year period. During the year ended December 31, 2025, the Company identified impairment indicators and recorded a full impairment charge to write down the carrying amount of the licensed intellectual property to zero.

As of December 31, 2025 the Company had the following intangible asset balances:

	Estimated useful life	Gross carrying amount	Accumulated amortization	Impairment Loss	Net carrying amount
Intellectual property - license	10 years	$3,000,000	$(450,000)	$(2,550,000)	$-
Total intangibles		$3,000,000	$(450,000)	$(2,550,000)	$-

As of December 31, 2024 the Company had the following intangible asset balances:

	Estimated useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intellectual property - license	10 years	$3,000,000	$(150,000)	$2,850,000
Total		$3,000,000	$(150,000)	$2,850,000

Amortization expense was $300,000 and $150,000 for the years ended December 31, 2025 and December 31, 2024 (Predecessor and Successor), respectively. Amortization expense for the Predecessor period from January 1, 2024 through September 24, 2024 was $0, and for the Successor period from September 25, 2024 through December 31, 2024 was $150,000. Impairment Loss was $2,550,000 and nil for the years ended December 31, 2025 and December 31, 2024 (Predecessor and Successor), respectively.